                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007.
                                               -----------------------

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON February 14, 2008 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 5
                                        --------------------

Form 13F Information Table Value Total:  699,163 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number        Name

    01        28-10988                    Polygon Investment Partners LP
    ------    -----------------           --------------------------------------
    02        28-10989                    Polygon Investments Ltd.
    ------    -----------------           --------------------------------------
    03        28-12127                    Polygon Investment Partners HK Limited
    ------    -----------------           --------------------------------------

FORM 13F INFORMATION TABLE

                                                       VALUE  SHARES/ SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------  ------
ALLTEL CORP                      COM       020039103   492073 7061900 SH          DEFINED 01:02:03 7061900      0       0
METROPCS COMMUNICATIONS INC      COM       591708102     8184  300000 SH          DEFINED 01:02:03  300000      0       0
MIRANT CORP NEW                  COM       60467R100     7932  195000 SH          DEFINED 01:02:03  195000      0       0
TXU CORP                         COM       873168108   133016 1942700 SH          DEFINED 01:02:03 1942700      0       0
VENTANA MED SYS INC              COM       92276H106    56958  663000 SH          DEFINED 01:02:03  663000      0       0